Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.8%

Australia—0.4%
Brickworks Ltd.	3,451	$37,981
Telstra Corp. Ltd.	54,738	118,816

		156,797

Austria—0.1%
Telekom Austria AG (e)	3,219	22,242

Belgium—0.5%
Elia Group S.A.	925	100,631
Proximus SADP	3,622	73,806

		174,437

Canada—2.9%
Canadian Utilities Ltd., Class A	2,754	68,566
Cascades, Inc.	673	7,332
Cogeco Communications, Inc.	1,058	76,225
Emera, Inc.	2,222	87,433
Empire Co., Ltd., Class A	2,490	59,627
Franco-Nevada Corp.	1,285	179,508
Intact Financial Corp.	1,950	185,592
Killam Apartment Real Estate Investment Trust REIT	2,174	28,056
Metro, Inc.	2,993	123,459
Morneau Shepell, Inc.	1,623	37,885
Restaurant Brands International, Inc.	1,872	101,887
Shaw Communications, Inc., Class B	7,315	119,295

		1,074,865

Chile—0.3%
Falabella S.A.	31,370	99,296

China—1.6%
BOC Aviation Ltd. (a)	11,300	72,744
China Dongxiang Group Co., Ltd.	68,883	6,152
China Everbright Greentech Ltd. (a)	66,000	26,122
China Mobile Ltd.	7,000	47,264
China Railway Signal & Communication Corp., Ltd., Class H (a)(e)	35,000	15,115
ENN Energy Holdings Ltd.	8,600	97,184
Golden Eagle Retail Group Ltd.	20,000	19,147
Legend Holdings Corp., Class H (a)	15,200	17,825
Lenovo Group Ltd.	148,000	82,575
Postal Savings Bank of China Co., Ltd., Class H (a)	149,000	85,857
Tencent Holdings Ltd.	1,500	96,117
Yuzhou Properties Co., Ltd.	63,204	27,537

		593,639

Czech Republic—0.4%
CEZ AS	4,930	105,562
O2 Czech Republic AS	4,201	38,833

		144,395

Denmark—0.5%
Solar A/S, Class B	333	12,972
Spar Nord Bank A/S (e)	733	5,842
Topdanmark A/S	787	32,599
Tryg A/S	4,157	120,779

		172,192

	Shares	Value^

Finland—0.7%
Elisa Oyj	2,015	$122,616
Neste Oyj	3,174	124,662

		247,278

France—1.6%
Cegereal S.A. REIT	478	18,595
Eiffage S.A. (e)	571	52,342
Hermes International	377	316,532
SEB S.A.	36	5,972
Sodexo S.A.	941	63,807
Vinci S.A.	1,447	134,170

		591,418

Germany—2.2%
Deutsche Boerse AG	885	160,164
Deutsche Telekom AG	13,175	221,066
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	791	205,972
TAG Immobilien AG (e)	3,847	91,882
Talanx AG (e)	2,577	95,772
TLG Immobilien AG (e)	1,775	34,847
WCM Beteiligungs & Grundbesitz AG (e)	5,562	21,812

		831,515

Hong Kong—1.2%
CLP Holdings Ltd.	22,719	223,129
Hang Seng Bank Ltd.	2,700	45,474
Power Assets Holdings Ltd.	22,000	120,209
Swire Pacific Ltd., Class A	11,344	60,291
Yue Yuen Industrial Holdings Ltd.	2,802	4,271

		453,374

Hungary—0.3%
Magyar Telekom Telecommunications PLC	38,780	47,106
MOL Hungarian Oil & Gas PLC (e)	5,827	34,450
OTP Bank Nyrt (e)	994	34,944

		116,500

Ireland—0.0%
Irish Residential Properties REIT PLC	3,629	5,765

Israel—1.0%
Azrieli Group Ltd.	2,253	102,685
Mizrahi Tefahot Bank Ltd.	3,586	67,381
Nice Ltd. (e)	766	144,393
Strauss Group Ltd.	2,857	79,214

		393,673

Italy—1.1%
Enav SpA (a)	6,976	31,513
Enel SpA	17,649	152,636
Hera SpA (e)	2,579	9,684
Snam SpA	46,286	225,651

		419,484

Japan—14.4%
Aoyama Trading Co., Ltd.	189	1,290
Asahi Group Holdings Ltd.	3,400	119,416
Astellas Pharma, Inc.	13,108	218,898
Canon Marketing Japan, Inc.	1,800	36,807
Canon, Inc.	5,090	101,535

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Central Japan Railway Co.	700	$108,261
FP Corp.	500	40,039
FUJIFILM Holdings Corp.	2,979	127,506
Fukuyama Transporting Co., Ltd.	554	19,413
Ichibanya Co., Ltd.	400	17,628
ITOCHU Corp.	6,500	140,646
Japan Post Holdings Co., Ltd.	13,900	99,200
Kajima Corp.	9,400	112,394
Kamigumi Co., Ltd.	2,700	53,100
KDDI Corp.	7,000	208,860
Kintetsu Group Holdings Co., Ltd.	2,300	103,200
McDonald’s Holdings Co. Japan Ltd.	1,700	91,881
Medipal Holdings Corp.	3,700	71,412
MEIJI Holdings Co., Ltd.	2,600	206,898
NEC Corp.	3,600	172,964
NET One Systems Co., Ltd.	3,600	120,155
Nichias Corp.	1,602	33,480
Nihon Unisys Ltd.	2,079	65,366
Nippon Prologis REIT, Inc. REIT	56	170,163
Nippon Telegraph & Telephone Corp.	15,488	360,862
Nissin Foods Holdings Co., Ltd.	1,300	115,180
Nitori Holdings Co., Ltd.	300	58,821
NTT DOCOMO, Inc.	19,857	527,164
Obayashi Corp.	8,373	78,718
Okumura Corp.	2,100	48,411
Rengo Co., Ltd.	3,800	30,977
Rinnai Corp.	1,000	83,743
Sankyo Co., Ltd.	3,200	77,457
Sawai Pharmaceutical Co., Ltd.	1,300	66,818
Secom Co., Ltd.	3,100	272,002
Sekisui House Ltd.	5,500	105,007
Senko Group Holdings Co., Ltd.	5,604	41,654
Shibaura Electronics Co., Ltd.	200	3,796
Shimizu Corp.	5,600	46,133
Shizuoka Bank Ltd.	12,200	78,483
Softbank Corp.	10,700	136,385
Sony Financial Holdings, Inc.	5,400	130,383
Sugi Holdings Co., Ltd.	1,300	88,158
Sumitomo Corp.	9,000	103,513
Sumitomo Dainippon Pharma Co., Ltd.	532	7,372
Sumitomo Densetsu Co., Ltd.	1,200	26,660
Suzuken Co., Ltd.	1,700	63,511
Takasago Thermal Engineering Co., Ltd.	3,503	51,521
TOKAI Holdings Corp.	2,200	20,347
Tokio Marine Holdings, Inc.	2,700	118,187
Tokyo Gas Co., Ltd.	3,700	88,595
Toyo Seikan Group Holdings Ltd.	6,600	74,430
Toyo Suisan Kaisha Ltd.	1,300	72,636

		5,417,436

Korea (Republic of)—0.7%
Easy Bio, Inc. (e)	43	1,859
Easy Holdings Co., Ltd.	1,063	4,474

	Shares	Value^

KC Co., Ltd.	210	$3,316
Samsung Electronics Co., Ltd.	3,199	141,612
Samsung Fire & Marine Insurance Co., Ltd.	528	77,629
Shinhan Financial Group Co., Ltd.	631	15,249
SK Telecom Co., Ltd.	154	27,122

		271,261

Malaysia—1.0%
CIMB Group Holdings Bhd.	65,300	54,476
Hong Leong Financial Group Bhd.	2,400	7,385
Malayan Banking Bhd.	84,100	147,772
MISC Bhd.	35,200	63,059
Petronas Dagangan Bhd.	4,000	19,278
Telekom Malaysia Bhd.	29,900	29,044
Tenaga Nasional Bhd.	19,400	52,751
VS Industry Bhd.	38,900	8,912

		382,677

Morocco—0.1%
Maroc Telecom (e)	3,783	53,987

Netherlands—0.8%
ASR Nederland NV	2,813	86,548
Coca-Cola European Partners PLC	1,029	38,855
Koninklijke Ahold Delhaize NV	6,623	180,504

		305,907

New Zealand—0.3%
Air New Zealand Ltd.	32,303	27,704
Summerset Group Holdings Ltd.	16,234	68,027
Tourism Holdings Ltd.	3,878	4,991

		100,722

Norway—0.4%
B2Holding ASA	5,084	1,993
Mowi ASA	2,253	42,946
Orkla ASA	10,205	89,596

		134,535

Peru—0.0%
Ferreycorp SAA	40,342	18,225

Philippines—0.2%
Altus San Nicolas Corp. (e)	398	332
Globe Telecom, Inc.	605	25,146
PLDT, Inc.	1,115	27,763
Robinsons Land Corp.	29,500	10,412

		63,653

Poland—0.1%
Asseco Poland S.A.	2,398	40,152

Portugal—0.1%
NOS SGPS S.A. (e)	7,232	31,588
REN—Redes Energeticas Nacionais SGPS S.A.	6,927	18,902

		50,490

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Singapore—1.0%
ARA LOGOS Logistics Trust REIT	21,200	$8,657
CapitaLand Mall Trust REIT	79,400	112,663
China Aviation Oil Singapore Corp., Ltd.	6,900	4,984
Mapletree Commercial Trust REIT	47,873	66,984
Oversea-Chinese Banking Corp., Ltd.	10,300	67,133
Singapore Airlines Ltd.	19,200	51,825
Singapore Telecommunications Ltd.	35,100	62,439
Sino Grandness Food Industry Group Ltd. (e)	77,400	1,347

		376,032

South Africa—0.0%
Astral Foods Ltd.	1,214	10,249

Spain—0.5%
Iberdrola S.A.	13,691	159,838
Lar Espana Real Estate Socimi S.A. REIT	1,947	10,161

		169,999

Sweden—0.5%
Castellum AB	2,957	55,408
Investor AB, Class B	2,313	122,700

		178,108

Switzerland—6.6%
Allreal Holding AG (e)	399	79,097
Baloise Holding AG	636	95,814
Banque Cantonale Vaudoise	778	75,763
Barry Callebaut AG	50	95,442
BKW AG	111	9,966
Cembra Money Bank AG	796	77,811
Chocoladefabriken Lindt & Spruengli AG	11	90,853
Galenica AG (a)	1,008	72,269
Geberit AG	252	126,437
Givaudan S.A.	32	119,615
Intershop Holding AG	32	19,154
Mobimo Holding AG (e)	153	44,395
Nestle S.A.	3,338	370,086
PSP Swiss Property AG	756	85,153
Roche Holding AG	1,005	348,182
Swiss Life Holding AG	252	93,749
Swiss Prime Site AG (e)	1,795	166,514
Swiss Re AG	1,449	112,347
Swisscom AG	192	100,685
Zurich Insurance Group AG	872	308,976

		2,492,308

Taiwan—4.4%
Asia Cement Corp.	23,000	34,111
Cheng Loong Corp.	37,000	29,292
China Petrochemical Development Corp.	54,500	15,405
Chunghwa Telecom Co., Ltd.	35,000	139,001
Compal Electronics, Inc.	160,000	104,728
CTBC Financial Holding Co., Ltd.	195,000	135,142

	Shares	Value^

E.Sun Financial Holding Co., Ltd.	211,665	$200,491
Inventec Corp.	88,000	75,127
Mega Financial Holding Co., Ltd.	230,000	241,764
Oriental Union Chemical Corp.	7,000	4,007
Powertech Technology, Inc.	19,000	69,355
President Chain Store Corp.	9,000	90,537
SinoPac Financial Holdings Co., Ltd.	108,000	39,920
Taiwan Business Bank	224,000	82,369
Taiwan Fertilizer Co., Ltd.	10,000	16,937
Taiwan Semiconductor Manufacturing Co., Ltd.	17,000	181,552
United Microelectronics Corp.	192,000	103,803
Yuanta Financial Holding Co., Ltd.	132,000	78,557

		1,642,098

Thailand—0.8%
Bangchak Corp. PCL (c)(d)	50,300	34,535
Bangkok Bank PCL (c)(d)	15,600	54,415
PTT PCL (c)(d)	11,800	14,566
Siam Cement PCL (c)(d)	8,300	99,284
Siamgas & Petrochemicals PCL (c)(d)	151,900	42,087
Star Petroleum Refining PCL (c)(d)	179,100	39,072
Tisco Financial Group PCL (c)(d)	13,300	30,018

		313,977

United Kingdom—1.4%
Aon PLC, Class A	800	154,080
Berkeley Group Holdings PLC	1,286	66,229
Compass Group PLC	5,845	80,418
Diageo PLC	2,594	86,218
Unilever PLC	2,272	122,554

		509,499

United States—50.7%
Accenture PLC, Class A	519	111,440
Adobe, Inc. (e)	294	127,981
Aflac, Inc.	3,352	120,773
AG Mortgage Investment Trust, Inc. REIT	3,004	9,583
Allstate Corp.	3,195	309,883
Ameren Corp.	2,101	147,826
American Electric Power Co., Inc.	1,282	102,098
American Financial Group, Inc.	996	63,206
American Tower Corp. REIT	540	139,612
Amgen, Inc.	791	186,565
Annaly Capital Management, Inc. REIT	24,290	159,342
Anthem, Inc.	486	127,808
Apple, Inc.	469	171,091
AT&T, Inc.	10,243	309,646
Automatic Data Processing, Inc.	1,101	163,928
AvalonBay Communities, Inc. REIT	517	79,949
Berkshire Hathaway, Inc., Class B (e)	653	116,567
Booz Allen Hamilton Holding Corp.	1,818	141,422
Bright Horizons Family Solutions, Inc. (e)	728	85,322
Bristol-Myers Squibb Co.	4,456	262,013
Brown & Brown, Inc.	2,200	89,672
Cadence Design Systems, Inc. (e)	160	15,354
Campbell Soup Co.	2,579	127,996

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2020 (unaudited) (continued)

	Shares	Value^

Casey’s General Stores, Inc.	272	$40,669
Cboe Global Markets, Inc.	704	65,669
Centene Corp. (e)	1,081	68,698
Cherry Hill Mortgage Investment Corp. REIT	16	144
Church & Dwight Co., Inc.	647	50,013
Cisco Systems, Inc.	2,732	127,420
Citrix Systems, Inc.	521	77,061
CMS Energy Corp.	2,030	118,593
Coca-Cola Co.	4,654	207,941
Columbia Sportswear Co.	999	80,499
Consolidated Edison, Inc.	5,504	395,903
Costco Wholesale Corp.	682	206,789
Crown Castle International Corp. REIT	270	45,185
CVS Health Corp.	1,150	74,716
Dollar General Corp.	443	84,396
DTE Energy Co.	1,555	167,162
Duke Energy Corp.	1,119	89,397
Easterly Government Properties, Inc. REIT	2,715	62,771
Eli Lilly & Co.	2,532	415,704
Encompass Health Corp.	1,421	88,003
Entergy Corp.	1,835	172,141
Equity Residential REIT	2,878	169,284
Exelon Corp.	2,277	82,632
Exponent, Inc.	1,019	82,468
Facebook, Inc., Class A (e)	431	97,867
Fidelity National Information Services, Inc.	967	129,665
Fiserv, Inc. (e)	1,041	101,622
frontdoor, Inc. (e)	1,870	82,897
FTI Consulting, Inc. (e)	544	62,315
General Mills, Inc.	3,306	203,815
Gentex Corp.	3,835	98,828
Graham Holdings Co., Class B	104	35,638
Hanover Insurance Group, Inc.	770	78,024
Hershey Co.	2,142	277,646
Hormel Foods Corp.	2,757	133,080
Humana, Inc.	225	87,244
Intel Corp.	3,949	236,269
Intuit, Inc.	358	106,036
Johnson & Johnson	3,641	512,034
Kearny Financial Corp.	2,236	18,290
Kellogg Co.	1,158	76,497
Kimberly-Clark Corp.	1,989	281,145
L3Harris Technologies, Inc.	1,751	297,092
Laboratory Corp. of America Holdings (e)	677	112,456
Lockheed Martin Corp.	1,013	369,664
ManTech International Corp., Class A	975	66,778
Marsh & McLennan Cos., Inc.	737	79,132
Mastercard, Inc., Class A	1,047	309,598
McDonald’s Corp.	1,284	236,859
McGrath RentCorp	733	39,589
Merck & Co., Inc.	5,750	444,647
Microsoft Corp.	1,791	364,486
Motorola Solutions, Inc.	1,124	157,506
Nasdaq, Inc.	963	115,050
National CineMedia, Inc.	706	2,097

	Shares	Value^

NextEra Energy, Inc.	1,628	$390,997
Northfield Bancorp, Inc.	396	4,562
Northrop Grumman Corp.	443	136,196
NVR, Inc. (e)	8	26,070
O’Reilly Automotive, Inc. (e)	625	263,544
Omnicom Group, Inc.	1,663	90,800
Paychex, Inc.	1,494	113,170
PepsiCo, Inc.	1,961	259,362
Pfizer, Inc.	7,884	257,807
Pinnacle West Capital Corp.	1,501	110,008
Portland General Electric Co.	1,476	61,712
Procter & Gamble Co.	4,659	557,077
Progressive Corp.	2,884	231,037
Public Storage REIT	160	30,702
QCR Holdings, Inc.	286	8,917
Quest Diagnostics, Inc.	1,015	115,669
Raytheon Technologies Corp.	1,335	82,263
Realty Income Corp. REIT	1,695	100,853
Republic Services, Inc.	3,224	264,529
Ross Stores, Inc.	1,770	150,875
S&P Global, Inc.	342	112,682
Shockwave Medical, Inc. (e)	1,609	76,218
Southern Co.	2,326	120,603
SP Plus Corp. (e)	1,429	29,595
Starbucks Corp.	3,794	279,200
T-Mobile U.S., Inc. (e)	1,672	174,139
Target Corp.	1,376	165,024
TFS Financial Corp.	2,778	39,753
TJX Cos., Inc.	3,812	192,735
Tyler Technologies, Inc. (e)	426	147,771
Tyson Foods, Inc., Class A	1,335	79,713
UniFirst Corp.	362	64,780
UnitedHealth Group, Inc.	857	252,772
Verizon Communications, Inc.	8,681	478,584
Visa, Inc., Class A	964	186,216
Walmart, Inc.	2,384	285,556
Walt Disney Co.	401	44,716
Waste Management, Inc.	5,417	573,714
Waterstone Financial, Inc.	1,280	18,982
Watsco, Inc.	474	84,230
WEC Energy Group, Inc.	4,686	410,728
Xcel Energy, Inc.	6,994	437,125
Zoetis, Inc.	1,146	157,048

		19,024,235

Total Common Stock (cost—$33,532,011)		37,052,420

PREFERRED STOCK—0.3%

Brazil—0.3%
Telefonica Brasil S.A.(cost—$115,456)	9,100	80,373

RIGHTS—0.0%

United States—0.0%
T-Mobile U.S., Inc., exercise price $103, expires 7/27/20 (e)(cost—$618)	1,672	281

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 6/30/20, 0.00%, due 7/1/20, proceeds $278,000; collateralized by U.S. Treasury Notes, 3.00%, due 10/31/25, valued at $283,604 including accrued interest (cost—$278,000)	$278	$278,000

Total Investments (cost-$33,926,085) (b)—99.8%		37,411,074

Other assets less liabilities—0.2%		86,391

Net Assets—100.0%		$37,497,465

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $321,445, representing 0.9% of net assets.

(b)	Securities with an aggregate value of $16,269,381, representing 43.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $313,977, representing 0.8% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Insurance	7.7%
Pharmaceuticals	7.2%
Electric Utilities	6.9%
Diversified Telecommunication Services	6.1%
Food Products	5.5%
IT Services	4.5%
Banks	3.9%
Multi-Utilities	3.6%
Commercial Services & Supplies	3.3%
Healthcare Providers & Services	3.2%
Wireless Telecommunication Services	3.1%
Food & Staples Retailing	2.9%
Equity Real Estate Investment Trusts (REITs)	2.8%
Software	2.7%
Household Products	2.4%
Aerospace & Defense	2.4%
Hotels, Restaurants & Leisure	2.3%
Technology Hardware, Storage & Peripherals	2.2%
Real Estate Management & Development	2.0%
Beverages	1.9%
Specialty Retail	1.8%
Semiconductors & Semiconductor Equipment	1.6%
Construction & Engineering	1.3%
Capital Markets	1.2%
Trading Companies & Distributors	1.2%
Gas Utilities	1.1%
Textiles, Apparel & Luxury Goods	1.1%
Multi-Line Retail	1.0%
Diversified Financial Services	0.8%
Oil, Gas & Consumable Fuels	0.8%
Media	0.8%
Household Durables	0.8%
Communications Equipment	0.8%
Road & Rail	0.7%
Building Products	0.6%
Diversified Consumer Services	0.5%
Interactive Media & Services	0.5%
Biotechnology	0.5%
Professional Services	0.5%
Containers & Packaging	0.5%
Metals & Mining	0.5%
Construction Materials	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.4%
Chemicals	0.4%
Personal Products	0.3%
Auto Components	0.3%
Transportation Infrastructure	0.2%
Thrifts & Mortgage Finance	0.2%
Consumer Finance	0.2%
Airlines	0.2%
Leisure Equipment & Products	0.2%
Healthcare Equipment & Supplies	0.2%
Electronic Equipment, Instruments & Components	0.2%
Marine	0.2%
Entertainment	0.1%
Real Estate	0.1%
Independent Power Producers & Energy Traders	0.1%
Industrial Conglomerates	0.1%
Telecommunications	0.0%
Repurchase Agreements	0.7%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.7%

Australia—2.8%
BWP Trust REIT	20,488	$54,498
JB Hi-Fi Ltd.	5,207	155,790

		210,288

Belgium—0.4%
bpost S.A.	4,945	33,424

Canada—3.7%
Alamos Gold, Inc., Class A	3,021	28,172
B2Gold Corp.	5,101	29,007
Centerra Gold, Inc.	3,642	40,642
Cogeco Communications, Inc.	901	64,914
Eldorado Gold Corp. (e)	4,139	39,908
IAMGOLD Corp. (e)	10,449	41,485
Real Matters, Inc. (e)	1,553	30,291

		274,419

China—2.6%
China National Building Material Co., Ltd., Class H	30,000	32,178
Huaxin Cement Co., Ltd., Class B (e)	17,399	31,778
Sohu.com Ltd. (e)	3,195	29,426
Weichai Power Co., Ltd., Class H	55,000	103,627

		197,009

Denmark—0.9%
Pandora A/S	594	32,441
Scandinavian Tobacco Group A/S, Class A (a)	2,505	36,990

		69,431

Germany—0.9%
HelloFresh SE (e)	561	30,011
MorphoSys AG ADR (e)	1,190	37,687

		67,698

Hong Kong—0.4%
Hysan Development Co., Ltd.	9,000	29,054

India—0.4%
Bajaj Auto Ltd.	774	28,954

Ireland—0.3%
Avadel Pharmaceuticals PLC ADR (e)	2,675	21,614

Israel—0.5%
Teva Pharmaceutical Industries Ltd. ADR (e)	3,055	37,668

Italy—1.7%
Unipol Gruppo SpA	32,597	127,340

Japan—10.8%
Advance Residence Investment Corp. REIT	15	44,636
Change, Inc.	600	41,952
Dip Corp.	2,500	50,783
EDION Corp.	6,900	70,082
Fuji Soft, Inc.	1,000	39,691
GungHo Online Entertainment, Inc.	1,990	35,580

	Shares	Value^

Hulic Co., Ltd.	4,300	$40,596
IDOM, Inc.	6,400	29,496
IR Japan Holdings Ltd.	600	63,230
Japan Logistics Fund, Inc. REIT	14	38,022
MonotaRO Co., Ltd.	1,400	56,250
Nippon Accommodations Fund, Inc. REIT	5	28,913
Nippon Gas Co., Ltd.	1,400	60,196
Sankyu, Inc.	2,100	79,150
Sumitomo Forestry Co., Ltd.	5,000	62,905
T-Gaia Corp.	1,800	34,022
Usen-Next Holdings Co, Ltd.	2,700	31,689

		807,193

Korea (Republic of)—3.2%
DB HiTek Co., Ltd.	3,902	94,590
LG Innotek Co., Ltd.	983	144,161

		238,751

Netherlands—2.5%
ASR Nederland NV	2,437	74,980
Signify NV (a)(e)	4,301	110,579

		185,559

Portugal—0.4%
NOS SGPS S.A. (e)	6,742	29,448

Russian Federation—0.8%
Federal Grid Co. Unified Energy System PJSC (c)(d)	21,610	56,834

Singapore—0.7%
Mapletree Industrial Trust REIT	26,400	54,918

South Africa—1.3%
Gold Fields Ltd. ADR	5,250	49,350
Harmony Gold Mining Co., Ltd. ADR (e)	12,045	50,228

		99,578

Spain—0.6%
Viscofan S.A.	632	41,254

Sweden—2.4%
Swedish Match AB	2,490	175,684

Switzerland—0.6%
Galenica AG (a)	605	43,376

Taiwan—5.7%
Powertech Technology, Inc.	18,000	65,705
Silicon Motion Technology Corp. ADR	2,930	142,896
Wistron Corp.	181,000	220,961

		429,562

Thailand—1.0%
Thanachart Capital PCL (c)(d)	63,400	73,403

Turkey—0.9%
Enerjisa Enerji AS (a)	26,601	33,380
Turkiye Sinai Kalkinma Bankasi AS (e)	189,590	35,685

		69,065

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2020 (unaudited) (continued)

	Shares	Value^

United Kingdom—3.6%
Centamin PLC	29,007	$66,214
Computacenter PLC	2,547	51,621
Greggs PLC	3,261	65,403
Plus500 Ltd.	3,545	57,821
Polymetal International PLC	1,584	31,713

		272,772

United States—49.6%
American States Water Co.	440	34,597
Arcosa, Inc.	1,275	53,805
Aspen Technology, Inc. (e)	560	58,022
Balchem Corp.	600	56,916
BancFirst Corp.	685	27,790
Bruker Corp.	720	29,290
Cal-Maine Foods, Inc. (e)	1,880	83,622
Cavco Industries, Inc. (e)	265	51,105
Century Communities, Inc. (e)	3,720	114,055
Charles River Laboratories International, Inc. (e)	410	71,484
Chemed Corp.	275	124,044
Cirrus Logic, Inc. (e)	330	20,387
Clearway Energy, Inc., Class A	4,400	92,268
Cloudera, Inc. (e)	2,925	37,206
Comfort Systems USA, Inc.	1,650	67,238
Digital Turbine, Inc. (e)	4,695	59,016
EMCOR Group, Inc.	1,620	107,147
Emergent Biosolutions, Inc. (e)	760	60,101
ePlus, Inc. (e)	570	40,288
Gladstone Commercial Corp. REIT	1,475	27,656
GMS, Inc. (e)	1,690	41,557
Grocery Outlet Holding Corp. (e)	690	28,152
HarborOne Bancorp, Inc. (e)	3,010	25,705
Hecla Mining Co.	9,275	30,329
Hilltop Holdings, Inc.	5,290	97,601
Horizon Therapeutics PLC (e)	3,770	209,537
Inphi Corp. (e)	1,195	140,413
Integer Holdings Corp. (e)	1,545	112,862
M/I Homes, Inc. (e)	1,270	43,739
ManTech International Corp., Class A	1,850	126,707
Methode Electronics, Inc.	4,190	130,979
MGIC Investment Corp.	13,255	108,558
MSA Safety, Inc.	390	44,632
NewMarket Corp.	370	148,178
Pacific Premier Bancorp, Inc.	2,974	64,476
PacWest Bancorp	1,410	27,791
Patterson-UTI Energy, Inc.	7,135	24,758
PRA Health Sciences, Inc. (e)	1,090	106,046
Prestige Consumer Healthcare, Inc. (e)	1,800	67,608
Progress Software Corp.	2,285	88,544
ProPetro Holding Corp. (e)	5,275	27,114
Provident Financial Services, Inc.	2,385	34,463
Renewable Energy Group, Inc. (e)	1,070	26,515
Rush Enterprises, Inc., Class A	1,525	63,227
Sandy Spring Bancorp Inc.	1,055	26,143
Sangamo Therapeutics, Inc. (e)	3,365	30,150
Silgan Holdings, Inc.	3,915	126,807
SJW Group	595	36,955

	Shares	Value^

Tetra Tech, Inc.	1,225	$96,922
Tompkins Financial Corp.	390	25,260
TopBuild Corp. (e)	970	110,357
Transocean Ltd. (e)	16,150	29,555
U.S. Silica Holdings, Inc.	11,435	41,280
United Therapeutics Corp. (e)	665	80,465
Vectrus, Inc. (e)	1,280	62,886

		3,702,308

Total Common Stock (cost—$6,790,970)		7,376,604

PREFERRED STOCK—0.5%

Brazil—0.5%
Cia Paranaense de Energia (cost—$29,286)	3,100	34,671

Total Investments (cost—$6,820,256) (b)—99.2%		7,411,275

Other assets less liabilities—0.8%		57,908

Net Assets—100.0%		$7,469,183

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $224,325, representing 3.0% of net assets.

(b)	Securities with an aggregate value of $2,790,452, representing 37.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $130,237, representing 1.7% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:
Semiconductors & Semiconductor Equipment	6.2%
Metals & Mining	5.4%
Banks	5.4%
Household Durables	5.1%
Pharmaceuticals	4.5%
Electronic Equipment, Instruments & Components	4.2%
Specialty Retail	3.9%
Software	3.8%
Equity Real Estate Investment Trusts (REITs)	3.3%
Construction & Engineering	3.1%
Technology Hardware, Storage & Peripherals	3.0%
IT Services	2.9%
Tobacco	2.8%
Biotechnology	2.8%
Life Sciences Tools & Services	2.8%
Chemicals	2.7%
Insurance	2.7%
Healthcare Providers & Services	2.2%
Trading Companies & Distributors	2.2%
Thrifts & Mortgage Finance	1.9%
Commercial Services & Supplies	1.9%
Containers & Packaging	1.7%
Electric Utilities	1.7%
Food Products	1.7%
Energy Equipment & Services	1.6%
Healthcare Equipment & Supplies	1.5%
Electrical Equipment	1.5%
Machinery	1.4%
Independent Power Producers & Energy Traders	1.2%
Interactive Media & Services	1.1%
Road & Rail	1.1%
Water Utilities	1.0%
Real Estate Management & Development	0.9%
Hotels, Restaurants & Leisure	0.9%
Media	0.9%
Construction Materials	0.9%
Professional Services	0.8%
Aerospace & Defense	0.8%
Diversified Telecommunication Services	0.8%
Gas Utilities	0.8%
Diversified Financial Services	0.8%
Entertainment	0.5%
Air Freight & Logistics	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Real Estate	0.4%
Internet & Direct Marketing Retail	0.4%
Automobiles	0.4%
Food & Staples Retailing	0.4%
Oil, Gas & Consumable Fuels	0.4%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI International Growth Portfolio

June 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.1%

Argentina—3.4%
MercadoLibre, Inc. (c)	1,121	$1,105,048

Australia—3.8%
CSL Ltd.	1,492	296,742
Domino’s Pizza Enterprises Ltd.	19,215	921,147
Treasury Wine Estates Ltd.	5,584	40,629

		1,258,518

Brazil—3.8%
StoneCo Ltd., Class A (c)	31,665	1,227,335

Canada—7.7%
Alimentation Couche-Tard, Inc., Class B	20,357	638,330
Canadian National Railway Co.	2,518	222,773
Constellation Software, Inc.	644	727,152
Shopify, Inc., Class A (c)	993	942,556

		2,530,811

China—14.0%
Alibaba Group Holding Ltd. ADR (c)	7,773	1,676,636
TAL Education Group ADR (c)	4,051	277,007
Tencent Holdings Ltd.	26,610	1,705,112
Tencent Music Entertainment Group ADR (c)	63,141	849,878
Weibo Corp. ADR (c)	1,811	60,850

		4,569,483

Denmark—13.8%
Ambu A/S, Class B	57,330	1,812,331
Coloplast A/S, Class B	877	136,696
DSV PANALPINA A/S	7,368	905,048
Netcompany Group A/S (a)(c)	19,282	1,264,632
Novo Nordisk A/S, Class B	6,054	394,404

		4,513,111

Germany—11.3%
Adidas AG (c)	1,176	310,054
Bechtle AG	3,881	687,871
GRENKE AG	4,952	384,134
Infineon Technologies AG	45,271	1,060,798
SAP SE	6,044	844,887
Zalando SE (a)(c)	5,769	409,256

		3,697,000

Hong Kong—2.6%
AIA Group Ltd.	90,959	851,158

India—3.5%
HDFC Bank Ltd. ADR	24,941	1,133,818

Indonesia—0.7%
Ace Hardware Indonesia Tbk PT (c)	184,773	19,567
Bank Central Asia Tbk PT	108,655	217,397

		236,964

Ireland—1.3%
Kingspan Group PLC	6,576	419,879

	Shares	Value^

Israel—8.6%
Wix.com Ltd. (c)	10,934	$2,801,510

Japan—3.3%
Keyence Corp.	1,560	653,736
MonotaRO Co., Ltd.	10,375	416,851

		1,070,587

Netherlands—5.0%
ASML Holding NV	4,426	1,619,088

New Zealand—1.3%
Mainfreight Ltd.	16,193	413,388

Philippines—0.1%
Jollibee Foods Corp.	5,841	16,491

South Africa—1.3%
PSG Group Ltd.	45,791	418,639

Sweden—6.6%
AddTech AB, Class B	14,989	606,229
Assa Abloy AB, Class B	9,275	189,836
Atlas Copco AB, Class A	10,142	431,901
Epiroc AB, Class A	18,578	232,790
Hexagon AB, Class B	6,017	353,352
Hexpol AB	48,188	359,574

		2,173,682

Switzerland—4.5%
Partners Group Holding AG	484	440,775
Sika AG	2,043	393,834
Temenos AG	1,867	290,177
VAT Group AG (a)(c)	1,813	332,999

		1,457,785

United Kingdom—1.5%
DCC PLC	6,031	503,249

Total Investments (cost—$22,990,987) (b)—98.1%		32,017,544

Other assets less liabilities (d)—1.9%		616,806

Net Assets—100.0%		$32,634,350

Schedule of Investments

AllianzGI International Growth Portfolio

June 30, 2020 (unaudited) (continued)

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,006,887, representing 6.1% of net assets.

(b)	Securities with an aggregate value of $19,090,019, representing 58.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at June 30, 2020:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2020	Unrealized Appreciation
Sold:
737,117 Hong Kong Dollar settling 7/2/20	State Street Bank and Trust Co.	$95,109	$95,106	$3
270,893 South African Rand settling 7/2/20	State Street Bank and Trust Co.	15,761	15,611	150

				$153

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

IT Services	17.3%
Internet & Direct Marketing Retail	9.8%
Software	9.6%
Semiconductors & Semiconductor Equipment	8.2%
Healthcare Equipment & Supplies	6.0%
Interactive Media & Services	5.4%
Banks	4.1%
Air Freight & Logistics	4.0%
Trading Companies & Distributors	3.1%
Electronic Equipment, Instruments & Components	3.1%
Machinery	3.1%
Hotels, Restaurants & Leisure	2.9%
Insurance	2.6%
Entertainment	2.6%
Diversified Financial Services	2.5%
Chemicals	2.3%
Food & Staples Retailing	2.0%
Building Products	1.9%
Industrial Conglomerates	1.5%
Capital Markets	1.4%
Pharmaceuticals	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Biotechnology	0.9%
Diversified Consumer Services	0.8%
Road & Rail	0.7%
Beverages	0.1%
Specialty Retail	0.1%
Other assets less liabilities	1.9%

100.0%

^

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. As of June 30, 2020, AllianzGI Institutional Multi-Series Trust (the “Trust”) consisted of three separate investment series (each a “Portfolio” and collectively the “Portfolios”). Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances, exchange-traded funds (“ETFs”) are valued at their current market trading price. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) of each Portfolio of the Trust has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolios may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase or redeem or exchanges shares.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. Each Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of a Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors, where appropriate. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Manager’s or the Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the nine months ended June 30, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolios’ valuation procedures are designed to value a security at the price the Portfolios may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolios would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at June 30, 2020 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/20
AllianzGI Best Styles Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
Australia	—	$156,797	—	$156,797
Belgium	—	174,437	—	174,437
China	$19,147	574,492	—	593,639
Czech Republic	—	144,395	—	144,395
Denmark	—	172,192	—	172,192
Finland	—	247,278	—	247,278
France	—	591,418	—	591,418
Germany	—	831,515	—	831,515
Hong Kong	—	453,374	—	453,374
Hungary	—	116,500	—	116,500
Israel	—	393,673	—	393,673
Italy	—	419,484	—	419,484
Japan	—	5,417,436	—	5,417,436
Korea (Republic of)	1,859	269,402	—	271,261
Malaysia	—	382,677	—	382,677
Morocco	—	53,987	—	53,987
Netherlands	38,855	267,052	—	305,907
New Zealand	—	100,722	—	100,722
Norway	—	134,535	—	134,535
Philippines	332	63,321	—	63,653
Poland	—	40,152	—	40,152
Portugal	—	50,490	—	50,490
Singapore	—	376,032	—	376,032
South Africa	—	10,249	—	10,249
Spain	10,161	159,838	—	169,999
Sweden	—	178,108	—	178,108
Switzerland	—	2,492,308	—	2,492,308
Taiwan	—	1,642,098	—	1,642,098
Thailand	—	—	$313,977	313,977
United Kingdom	154,080	355,419	—	509,499
All Other	20,244,628	—	—	20,244,628
Preferred Stock	80,373	—	—	80,373
Rights	281	—	—	281
Repurchase Agreements	—	278,000	—	278,000

Totals	$20,549,716	$16,547,381	$313,977	$37,411,074

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/20
AllianzGI Global Small-Cap Opportunities:
Investments in Securities—Assets
Common Stock:
Australia	—	$210,288	—	$210,288
Belgium	—	33,424	—	33,424
China	$29,426	167,583	—	197,009
Denmark	—	69,431	—	69,431
Germany	37,687	30,011	—	67,698
Hong Kong	—	29,054	—	29,054
India	—	28,954	—	28,954
Italy	—	127,340	—	127,340
Japan	—	807,193	—	807,193
Korea (Republic of)	—	238,751	—	238,751
Netherlands	—	185,559	—	185,559
Portugal	—	29,448	—	29,448
Russian Federation	—	—	$56,834	56,834
Singapore	—	54,918	—	54,918
Sweden	—	175,684	—	175,684
Switzerland	—	43,376	—	43,376
Taiwan	142,896	286,666	—	429,562
Thailand	—	—	73,403	73,403
United Kingdom	—	272,772	—	272,772
All Other	4,245,906	—	—	4,245,906
Preferred Stock	34,671	—	—	34,671

Totals	$4,490,586	$2,790,452	$130,237	$7,411,275

AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Argentina	$1,105,048	—	—	$1,105,048
Brazil	1,227,335	—	—	1,227,335
Canada	2,530,811	—	—	2,530,811
China	2,864,371	$1,705,112	—	4,569,483
Denmark	1,264,632	3,248,479	—	4,513,111
India	1,133,818	—	—	1,133,818
Israel	2,801,510	—	—	2,801,510
All Other	—	14,136,428	—	14,136,428

	12,927,525	19,090,019	—	32,017,544

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	153	—	153

Totals	$12,927,525	$19,090,172	—	$32,017,697

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2020, was as follows:

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 6/30/20
AllianzGI Best Styles Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
Philippines	$57	$—	$—	$—	$—	$275	$—	$(332)	$—
Taiwan	35,017	—	(18,070)	—	(16,890)	(57)	—	—	—
Thailand	571,570	—	(176,610)	—	(36,764)	(98,635)	54,416	—	313,977
Rights:
Singapore	569	—	— †	—	—	(569)	—	—	—

Totals	$607,213	$—	$(194,680)	$—	$(53,654)	$(98,986)	$54,416	$(332)	$313,977

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/20
AllianzGI Global Small-Cap Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$44,314	$91,254	$(71,821)	$—	$(597)	$(6,316)	$—	$—	$56,834
Thailand	95,457	43,598	(26,945)	—	(2,413)	(36,294)	—	—	73,403

Totals	$139,771	$134,852	$(98,766)	$—	$(3,010)	$(42,610)	$—	$—	$130,237

The tables above do not include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

*	Other financial instruments are derivatives, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 2 and into Level 3 due to an exchange traded closing price being unavailable or unreliable at June 30, 2020.
***	Transferred out of Level 3 and into Level 1 because an exchange traded price was available at June 30, 2020.
†	Expiration of rights.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Portfolios held at June 30, 2020, was:

AllianzGI Best Styles Global Managed Volatility	$(93,082)
AllianzGI Global Small-Cap Opportunities	(60,941)

At June 30, 2020, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Best Styles Global Managed Volatility	$34,024,452	$5,495,624	$2,109,002	$3,386,622
AllianzGI Global Small-Cap Opportunities	6,850,158	980,414	419,297	561,117
AllianzGI International Growth	23,597,795	8,863,402	443,500	8,419,902

(1)	Differences, if any, between book and tax cost basis are primarily attributable to wash sale loss deferrals.